Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Loss per share [Abstract]
Loss attributable to shareholders	$ (7,666)	$ (10,937)
Weighted average number of shares in issue (in shares)	52,028,145	52,020,849
Basic loss per share (in dollars per share)	$ (0.15)	$ (0.21)
Diluted loss per share (in dollars per share)	$ (0.15)	$ (0.21)